Note 12 - Preferred Stock And Common Stock Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 12 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS

Preferred Stock

Shares Outstanding: Currently, 1,000,000 shares of preferred stock (“Preferred Stock”) are outstanding. Rondald L. Wheet, our Chief Executive Officer, owns 1,000,000 shares of Series 2006 Preferred Stock. Tom O’Brien, our former President, returned 500,000 shares of Series 2009 Preferred Stock upon his resignation in 2011.

Dividends: The holder of the Preferred Stock is entitled to receive, ratably, dividends when, as and if declared by the board of directors out of funds legally available therefore. If any dividend or other distributions are declared on our common stock, then a dividend or other distribution must also be declared on the outstanding Preferred Stock at the same time and on the same terms and conditions, so that each holder of Preferred Stock will receive the same dividend or distribution such holder would have received if the holder had converted his Preferred Stock as of the record date for determining stockholders entitled to receive such dividend or distribution.

Liquidation Preference: In the event of the liquidation, dissolution or winding up, the holders of Preferred Stock are entitled to receive a liquidation preference of $0.001 for each share of Preferred Stock prior to payment being made to any junior stock.

Conversion: The holders of Preferred Stock may convert each share into 1 share of common stock.

Preemption: The holders of Preferred Stock have no preemptive rights and they are not subject to further calls or assessments.

Voting Rights: The holders of Preferred Stock are entitled to 125 votes for each share of common stock into which their Preferred Stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted. Upon conversion of a share of Preferred Stock, each share of common stock issued upon the conversion will be entitled to only one vote per share.

Redemption: There are no redemption or sinking fund provisions applicable to the Preferred Stock.

2013 Common Stock Transactions

During the three months ended March 31, 2013, the Company issued 1,818,750 shares of common stock with a total value of $160,750 for consulting services, legal services and director fees; issued 789,700 shares to employees for wages accrued  in 2012 totaling $71,074.

Also, during the three months ended March 31, 2013, the Company received $85,000 cash for the exercise of warrants and options for 850,000 shares of common stock. The Company recorded a stock payable of $10,000 related to 100,000 shares that have not been issued.

Also, during the three months ended March 31, 2013, the Company issued 1,466,657 shares of common stock for the conversions of convertible notes and accrued interest totaling $81,240. The derivative fair value of $23,658 for the conversion feature of these notes was reclassified on the date of conversion to additional paid-in capital.

NOTE 12 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS

PREFERRED STOCK

Shares Outstanding: Currently, 1,000,000 shares of preferred stock (“Preferred Stock”) are outstanding. Rondald L. Wheet, our Chief Executive Officer, owns 1,000,000 shares of Series 2006 Preferred Stock. Tom O’Brien, our former President, returned 500,000 shares of Series 2009 Preferred Stock upon his resignation in 2011.

Dividends: The holder of the Preferred Stock is entitled to receive, ratably, dividends when, as and if declared by the board of directors out of funds legally available therefore. If any dividend or other distributions are declared on our common stock, then a dividend or other distribution must also be declared on the outstanding Preferred Stock at the same time and on the same terms and conditions, so that each holder of Preferred Stock will receive the same dividend or distribution such holder would have received if the holder had converted his Preferred Stock as of the record date for determining stockholders entitled to receive such dividend or distribution.

Liquidation Preference: In the event of the liquidation, dissolution or winding up, the holders of Preferred Stock are entitled to receive a liquidation preference of $0.001 for each share of Preferred Stock prior to payment being made to any junior stock.

 Conversion: The holders of Preferred Stock may convert each share into 1 share of common stock.

Preemption: The holders of Preferred Stock have no preemptive rights and they are not subject to further calls or assessments.

Voting Rights: The holders of Preferred Stock are entitled to 125 votes for each share of common stock into which their Preferred Stock is then convertible (currently 1 share), voting together with our common stock as a single class. Cumulative voting is not permitted. Upon conversion of a share of Preferred Stock, each share of common stock issued upon the conversion will be entitled to only one vote per share.

Redemption: There are no redemption or sinking fund provisions applicable to the Preferred Stock.

2012 COMMON STOCK TRANSACTIONS

During the year ended December 31, 2012, 400,000 shares were issued under the terms of the SEC settlement agreement with Gifford Mabie.  The initial value of these shares totaled $140,560.

In the year ended December 31, 2012, the Company issued 2,751,229 shares of common stock with a total value of $516,111 for outside services.

Also, in the year ended December 31, 2012, the Company issued 1,235,000 shares of common stock for the exercise of warrants and options. The Company received cash of $258,275 and recorded a subscription receivable of $46,000.

Also, in the year ended December 31, 2012, the Company issued 13,669,072 shares of common stock for the conversions of convertible notes and accrued interest totaling $1,420,446. The derivative fair value of $898,326 for the conversion feature of these notes was reclassified on the date of conversion to additional paid-in capital.

2011 COMMON STOCK TRANSACTIONS

During the year ended December 31, 2011, 6,668,000 shares of common stock were issued as option holders exercised their options to purchase common stock receiving proceeds of $1,654,420.  Of these options exercised, 2,000,000 options were exercised by our former President, Tom O’Brien at $0.08 per share. The remainder of the options exercised was due from consultants according to the terms of their consulting agreements. 656,015 shares were issued to third party investors and investors under the terms of a Drawdown Equity Financing Agreement. The Company received net proceeds of $202,571 in connection with these share issuances.

Also during the year ended December 31, 2011, the Company issued 1,513,874 shares of common stock with a total value of $481,100 in lieu of cash as payment for outside services.

During the year ended December 31, 2011, the Company issued 3,021,738 shares of common stock for conversions of notes and accrued interest. In connection with the conversions, the reclassification of the derivative fair value related to note conversion feature totaled $963,096.